Document And Entity Information	Sep. 17, 2026
Document Information [Line Items]
Entity, Registrant Name	Smith Micro Software, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 17, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35525
Entity, Tax Identification Number	33-0029027
Entity, Address, Address Line One	5800 Corporate Drive
Entity, Address, City or Town	Pittsburgh
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	15237
City Area Code	412
Local Phone Number	837-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SMSI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000948708